Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 648	€ 325
Changes in book value
Additions	776	496
Depreciation	(256)	(173)
Disposals (Cost)	(1,137)	(6)
Disposals (Accumulated depreciation)	1,137	6
Change in book value	520	323
Property, plant and equipment, ending balance	1,168	648
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,035	1,545
Changes in book value
Property, plant and equipment, ending balance	1,674	2,035
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,387)	1,220
Changes in book value
Property, plant and equipment, ending balance	506	(1,387)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	428	154
Changes in book value
Additions	663	330
Depreciation	(186)	(56)
Disposals (Cost)	(51)	(6)
Disposals (Accumulated depreciation)	51	6
Change in book value	477	274
Property, plant and equipment, ending balance	905	428
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	649	325
Changes in book value
Property, plant and equipment, ending balance	1,261	649
Plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(221)	171
Changes in book value
Property, plant and equipment, ending balance	356	(221)
Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	220	171
Changes in book value
Additions	113	166
Depreciation	(70)	(117)
Disposals (Cost)	(1,086)
Disposals (Accumulated depreciation)	1,086
Change in book value	43	49
Property, plant and equipment, ending balance	263	220
Other fixed assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,386	1,220
Changes in book value
Property, plant and equipment, ending balance	413	1,386
Other fixed assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,166)	1,049
Changes in book value
Property, plant and equipment, ending balance	€ 150	€ (1,166)